Subsequent Events (Details Narrative) - JPY (¥) ¥ in Thousands	Feb. 03, 2026	Sep. 26, 2025
Subsequent Event [Line Items]
Litigation settlement expense		¥ 1,197
Subsequent Event [Member]
Subsequent Event [Line Items]
Litigation settlement expense	¥ 1,131